Supplement to the
Fidelity® Small Cap Retirement Fund
June 29, 2005
Prospectus

Shareholder Meeting. On or about November 16, 2005, a meeting of the shareholders of Fidelity® Small Cap Retirement Fund will be held to vote on various proposals. Shareholders of record on September 19, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

The following information replaces the biographical information for James M. Harmon found in the "Fund Management" section on page 22.

Lionel Harris is manager of Small Cap Retirement Fund, which he has managed since October 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Harris has worked as a research analyst, high-income director of research, and portfolio manager.

SMR-05-02 November 9, 2005
1.769904.106

Supplement to the
Fidelity® Small Cap Stock Fund, Fidelity Mid-Cap Stock Fund, and
Fidelity Large Cap Stock Fund
June 29, 2005
Prospectus

Shareholder Meeting. On or about November 16, 2005, a meeting of the shareholders of Fidelity® Small Cap Stock Fund, Fidelity Mid-Cap Stock Fund, and Fidelity Large Cap Stock Fund will be held to vote on various proposals. Shareholders of record on September 19, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

The following information replaces the biographical information for Paul Antico, Katherine Collins and Rich Thompson found in the "Fund Management" section on page 28.

Paul Antico is vice president and manager of Small Cap Stock Fund, which he has managed since its inception in March 1998. He has previously managed other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Antico has worked as a research analyst and manager.

The following information has been removed from the "Fund Management" section on page 28.

Steven Calhoun is manager of Mid-Cap Stock Fund which he has managed since March 2005. Since joining Fidelity Investments in 1994, Mr. Calhoun has worked as a research analyst and manager.

Mr. Perkins and Mr. Calhoun each manage a separate portion of the assets of Mid-Cap Stock Fund.

SML-05-07 November 9, 2005
1.711115.122